Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		33 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2025
Restructuring, impairment and plant closing costs
Plant shut down costs	$ 0	$ 4
Accelerated depreciation	0	2
Cash restructuring charges	3	5
Selling, General and Administrative Expenses
Restructuring, impairment and plant closing costs
Restructuring charges	1
Calais, France | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges	1	1
Additional restructuring charges remaining	7
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs		4
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		9
Additional restructuring charges remaining	25
Other restructuring costs	$ 2
Restructuring and related cost, incurred cost		5
Plant shut down costs		3
Accelerated depreciation		$ 2
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs			$ 21
Accelerated depreciation			1
Employee benefits			2
Write off of other assets			1
Other plant closure costs			2
Cash restructuring charges			$ 23